Participative shareholders’ debentures (Tables)	12 Months Ended
Dec. 31, 2024
Participative Shareholders Debentures
Schedule of statement of income and balance sheet

	Year ended December 31,
	Average price (R$)			Financial results			Liabilities
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Participative shareholders’ debentures	35.33	35.80	36.59	(175)	(179)	659	2,217	2,874	2,725

Schedule of shareholders’ debentures

	Availability date	Remuneration amount
Remuneration for the first half of 2024	October 1, 2024	94
Remuneration for the second half of 2023	April 1, 2024	149
Year ended December 31, 2024		243

Remuneration for the first half of 2023	October 2, 2023	106
Remuneration for the second half of 2022	April 3, 2023	127
Year ended December 31, 2023		233

Remuneration for the first half of 2022	October 3, 2022	137
Remuneration for the second half of 2021	April 1, 2022	234
Year ended December 31, 2022		371